Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment and geographic information
Net revenue		¥ 1,495,071	¥ 1,396,581	¥ 1,416,372
Unrealized gain (loss) on investments in equity securities held for operating purposes		1,898	6,616	(20,691)
Consolidated net revenue	[1]	1,496,969	1,403,197	1,395,681
Non-interest expenses		1,168,811	1,080,402	1,230,523
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		1,168,811	1,080,402	1,230,523
Income before income taxes		326,260	316,179	185,849
Unrealized gain (loss) on investments in equity securities held for operating purposes		1,898	6,616	(20,691)
Consolidated income before income taxes		¥ 328,158	¥ 322,795	¥ 165,158

[1]	There is no revenue derived from transactions with a single major external customer.